Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Parenthetical) (Detail) (Teekay Tangguh Joint Venture [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2014
Operating Leased Assets [Line Items]
Head lease payment received	$ 206.6
Sublease payment made	139.6
Accrued Liabilities [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	2.8
Other Long Term Liabilities [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	$ 44.1